CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues (include related party revenues of RMB62,849,416, RMB48,935,143 and RMB51,847,377 for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 3,818,851,679	$ 546,088,526	¥ 4,270,825,456	¥ 5,530,404,557
Cost of revenues (include related party cost of revenues of RMB667,324,933, RMB485,973,979 and RMB416,938,750 for the years ended December 31, 2023, 2024 and 2025, respectively)	(3,329,325,336)	(476,087,191)	(3,946,992,974)	(4,846,371,264)
Gross profit	489,526,343	70,001,335	323,832,482	684,033,293
Operating (expenses) income:
Sales and marketing expenses	(234,482,022)	(33,530,483)	(311,140,438)	(351,726,623)
General and administrative expenses	(137,656,630)	(19,684,636)	(204,428,800)	(237,755,845)
Research and development expenses	(121,058,278)	(17,311,103)	(181,676,080)	(276,935,538)
Other operating income (expenses), net	8,426,888	1,205,029	(200,174,118)	32,314,541
Impairment of goodwill | ¥				(13,966,789)
Total operating expenses	(484,770,042)	(69,321,193)	(897,419,436)	(848,070,254)
(Loss) income from operations	4,756,301	680,142	(573,586,954)	(164,036,961)
Other (expenses) income, net	(67,314,858)	(9,625,897)	21,898,241	(52,873,716)
Interest income	64,330,349	9,199,118	263,052,300	284,982,128
Foreign exchange gain (loss), net	(517,288)	(73,971)	1,233,807	125,893
Income (loss) before income taxes and share of loss in equity method investments	1,254,504	179,392	(287,402,606)	68,197,344
Income tax expense	(28,408,570)	(4,062,372)	(15,406,551)	(1,068,958)
Share of loss in equity method investments	(1,927,859)	(275,680)	(4,001,129)	(31,610,752)
Net income (loss)	(29,081,925)	(4,158,660)	(306,810,286)	35,517,634
Net income (loss) attributable to ordinary shareholders of the Company	¥ (29,081,925)	$ (4,158,660)	¥ (306,810,286)	¥ 35,517,634
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic (in dollars per share) | (per share)	¥ (0.96)	$ (0.14)	¥ (9.95)	¥ 1.11
Diluted (in dollars per share) | (per share)	¥ (0.96)	$ (0.14)	¥ (9.95)	¥ 1.11
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	30,178,859	30,178,859	30,832,271	31,977,665
Diluted (in shares)	30,178,859	30,178,859	30,832,271	31,977,665
Net income (loss)	¥ (29,081,925)	$ (4,158,660)	¥ (306,810,286)	¥ 35,517,634
Other comprehensive income (loss), net of nil tax:
Foreign currency translation adjustments	(42,854,121)	(6,128,058)	72,141,058	93,256,170
Comprehensive income (loss)	(71,936,046)	(10,286,718)	(234,669,228)	128,773,804
Comprehensive income (loss) attributable to the ordinary shareholders	¥ (71,936,046)	$ (10,286,718)	¥ (234,669,228)	¥ 128,773,804
ADS
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic (in dollars per share) | (per share)	¥ (0.96)	$ (0.14)	¥ (9.95)	¥ 1.11
Diluted (in dollars per share) | (per share)	¥ (0.96)	$ (0.14)	¥ (9.95)	¥ 1.11
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	30,178,859	30,178,859	30,832,271	31,977,665
Diluted (in shares)	30,178,859	30,178,859	30,832,271	31,977,665